UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       11/15/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 9/30/10
                              RUN DATE: 9/30/10

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   24
                                        --------------------

Form 13F Information Table Value Total:           $59,808
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       3,286   207,210                 SOLE          0      207,210
 ADMINISTAFF INC                  COM         007094105       1,963    72,900                 SOLE          0       72,900
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,071    35,000                 SOLE          0       35,000
 CIMAREX ENERGY                   COM         171798101       1,489    22,500                 SOLE          0       22,500
 COHERENT INC                     COM         192479103       3,515    87,864                 SOLE          0       87,864
 CSG SYS INTL INC                 COM         126349109       5,867   321,846                 SOLE          0      321,846
 CUBIC CORP                       COM         229669106         245     6,000                 SOLE          0        6,000
 EMCOR GROUP INC                  COM         29084Q100       2,547   103,570                 SOLE          0      103,570
 FEI COMPANY                      COM         30241L109         548    28,000                 SOLE          0       28,000
 GLOBAL PAYMENTS INC              COM         37940X102       6,352   148,100                 SOLE          0      148,100
 KAYDON CORP                      COM         486587108       4,820   139,300                 SOLE          0      139,300
 LHC GROUP INC                    COM         50187A107       2,991   128,972                 SOLE          0      128,972
 MKS INSTRUMENTS INC              COM         55306N104       2,804   155,960                 SOLE          0      155,960
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,297    42,500                 SOLE          0       42,500
 ORION MARINE GROUP INC           COM         68628V308         199    16,000                 SOLE          0       16,000
 PHARMACEUTICAL PROD DEV INC      COM         717124101       4,232   170,700                 SOLE          0      170,700
 ROLLINS INC                      COM         775711104       2,067    88,425                 SOLE          0       88,425
 SYKES ENTERPRISES INC            COM         871237103       1,205    88,726                 SOLE          0       88,726
 TOTAL SYSTEM SERVICES INC        COM         891906109       1,494    98,000                 SOLE          0       98,000
 THOR INDUSTRIES                  COM         885160101       1,353    40,500                 SOLE          0       40,500
 TUDOR PERINI CORP                COM         713839108       2,182   108,600                 SOLE          0      108,600
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105         115     4,000                 SOLE          0        4,000
 WD-40 COMPANY                    COM         929236107         270     7,100                 SOLE          0        7,100
 WABTEC CORP                      COM         929740108       6,897   144,329                 SOLE          0      144,329
